GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1	-	GENERAL

A.
Integrity Applications, Inc. (the "Company") was incorporated on May 18, 2010, under the laws of the State of Delaware. On July 15, 2010, Integrity Acquisition Corp. Ltd. (hereinafter: "Integrity Acquisition"), a wholly owned Israeli subsidiary of the Company which was established on May 23, 2010, completed a merger with A.D. Integrity Applications Ltd. (hereinafter: "Integrity Israel"), an Israeli corporation which was previously held by the stockholders of the Company. Pursuant to the merger, all stockholders, option holders and warrant holders of Integrity Israel received an equal number of shares, options and warrants of the Company, as applicable, in exchange for their shares, options and/or warrants in Integrity Israel. Following the merger, Integrity Israel remained a wholly-owned subsidiary of the Company. As the merger transaction constituted a structural reorganization, the merger has been accounted for at historical cost in a manner similar to a pooling of interests. On this basis, stockholders' equity has been retroactively restated such that each ordinary share of Integrity Israel is reflected in stockholders' equity as a share of Common Stock of the Company as of the date of the issuance thereof by Integrity Israel. In addition, the historical financial statements of the Company for all dates prior to May 18, 2010 have been retroactively restated to reflect the activities of Integrity Israel.

In November 2011, the Company completed the registration of 1,295,545 shares of its common stock pursuant to a Registration Statement on Form S-1 (Registration No. 333-176415), as amended, originally filed with the United States Securities and Exchange Commission on August 22, 2011.

Integrity Israel was incorporated in 2001 and commenced its operations in 2002. Integrity Israel, a medical device company, focuses on the design, development and commercialization of non-invasive glucose monitoring devices for home use by persons suffering with diabetes.

Since its inception, Integrity Israel has devoted substantially all of its efforts to business planning, research and development and raising capital, and has not yet generated any revenues. Accordingly, Integrity Israel (and therefore the Company) is considered to be in the development stage as defined in Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 915, "Development Stage Entities".

B.	Going concern uncertainty

Since its incorporation (May 18, 2010), the Company has not had any operations other than those carried out by Integrity Israel. The development and commercialization of Integrity Israel's product is expected to require substantial expenditures. Integrity Israel has not yet generated any revenues from its operations to fund its activities, and therefore is dependent upon external sources for financing its operations. There can be no assurance that the Company or Integrity Israel will succeed in obtaining the necessary financing to continue their operations. Since inception and as of June 30, 2012, Integrity Israel has incurred accumulated losses of US$ 13,889,930 and cumulative negative operating cash flow of US$ 10,400,810. These factors raise substantial doubt about Integrity Israel's and the Company's ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. During 2010, the Company raised funds via the issuance of Common Stock (including via the conversion of convertible notes), in a total amount of approximately US$ 4 million (before related expenses). During 2011, the Company raised funds via the issuance of Common Stock in a total amount of approximately US$ 2.4 million (net of related expenses). The Company will need to secure additional capital in the future in order to meet its anticipated liquidity needs. The Company would expect to secure additional capital primarily through the sale of additional Common Stock or other equity securities and/or debt financing. Funds from these sources may not be available to the Company on acceptable terms, if at all, and there is no assurance that it will be successful in securing such additional capital.

C.	Stock split

The Board of Directors and stockholders of the Company approved in July 2010 a stock split of the outstanding shares of common stock and options to purchase shares of common stock of the Company, pursuant to which each share of common stock and each stock option was split into 2.1363 shares of common stock or options, as applicable (the "split"). The split became effective as of July 23, 2010. Unless otherwise noted, all share and option amounts for all periods presented have been retroactively restated to give effect to the split.

D.	Risk factors

The Company and Integrity Israel (collectively, the "Group") have a limited operating history and face a number of risks, including uncertainties regarding finalization of the development process, demand and market acceptance of the Group's products, the effects of technological changes, competition and the development of products by competitors. Additionally, other risk factors also exist, such as the ability to manage growth and the effect of planned expansion of operations on the Group's future results.

In addition, the Group expects to continue incurring significant operating costs and losses in connection with the development of its products and marketing efforts.

As mentioned above, the Group has not yet generated any revenues from its operations to fund its activities and therefore the Group is dependent on the receipt of additional funding from its stockholders and investors in order to continue as a going concern.

E.	Unaudited Interim Financial Statements

The accompanying unaudited financial statements as of June 30, 2012 and for the six and three months ended June 30, 2012 and 2011 were prepared in accordance with accounting principles generally accepted in the United States of America. In the opinion of management, the unaudited financial statements presented herein include all adjustments necessary for a fair presentation of the Company's financial position at June 30, 2012 and the results of its operations for the six and three month periods ended June 30, 2012 and 2011 and its cash flows for the six month period ended June 30, 2012 and 2011. All such adjustments are of a normal recurring nature. Interim financial statements are prepared on a basis consistent with the Company's annual financial statements. Results of operations for the six and three month periods ended June 30, 2012 are not necessarily indicative of the operating results that may be expected for the entire year ending December 31, 2012.